Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Other Comprehensive Loss, Tax	$ 76	$ 130	$ 118
Sale of stock, shares	580,874	603,166	701,919
Repurchase of stock, shares	77,355	54,431	42,443
Equity compensation plan, shares	15,212	63,306	195,056
Exercise of stock options, shares	833,437	424,490	464,696